Income Taxes (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed	$ 1,253
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	668	$ 669
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized	80,000	81,000
Not Later Than Five Years [Member]
Disclosure Of IncomeTax [Line Items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized to expire	25	$ 5
Canada Revenue Agency Reassessment [member] | Two thousand fifteen taxation years [member] [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed	8
Canada Revenue Agency Reassessment [member] | Two thousand eleven to two thousand fifteen taxation years [member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed	1,032
Canada Revenue Agency Reassessment [member] | Two Thousand and Sixteen Taxation Year [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed	154
Revenu Quebec Agency [member] | Two thousand eleven to two thousand fifteen taxation years [member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed	34
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Eleven to Two Thousand Fourteen Taxation Years [member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed	$ 33